Note 18 - Stockholders' Equity (Details) - Stock Option Activity (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Stock Option Activity [Abstract]
Balance, September 30, 2010	3,810,271	5,184,687
Balance, September 30, 2010 (in Dollars per share)	$ 1.67	$ 1.53
Granted	0	0
Granted (in Dollars per share)	$ 0	$ 0
Exercised	0	0
Exercised (in Dollars per share)	$ 0	$ 0
Forfeitures	(2,498,269)	(1,374,416)
Forfeitures (in Dollars per share)	$ 1.67	$ 1.66
Outstanding at September 30	1,312,002	3,810,271
Outstanding at September 30 (in Dollars per share)	$ 1.64	$ 1.67
Outstanding at September 30	2 years 62 days	2 years 131 days
Outstanding at September 30 (in Dollars)	$ 0
Exercisable at September 30, 2012	1,312,002
Exercisable at September 30, 2012 (in Dollars per share)	$ 1.64
Exercisable at September 30, 2012	2 years 135 days
Exercisable at September 30, 2012 (in Dollars)	$ 0